Rate Matters	12 Months Ended
Dec. 31, 2015
Rate Matters
RATE MATTERS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2014 West Virginia Base Rate Case

In May 2015, the WVPSC issued an order on APCo and WPCo’s combined base rate case. Upon implementation of the order in May 2015, and consistent with the WVPSC authorized total combined revenue, annual base rates were authorized to be increased by $99 million ($85 million related to APCo) based upon a 9.75% return on common equity. The order included a delayed billing of $25 million ($22 million related to APCo) of the annual base rate increase to residential customers until July 2016. The order provided for carrying charges based upon a weighted average cost of capital (WACC) rate for the $25 million annual delayed billing through June 2016, and stated recovery would be addressed concurrent with the next ENEC change in rates. Additionally, the order included approval of (a) an initial vegetation management rider of $45 million ($38 million related to APCo) annually, (b) revised deprecation rates, including recovery of plants to be retired in the second quarter of 2015 and (c) the recovery of $89 million ($77 million related to APCo) in previously recorded regulatory assets, which will predominantly be recovered over five years. In February 2016, APCo and WPCo filed a petition with the WVPSC to implement recovery of the delayed billing totaling $29 million ($26 million related to APCo), which includes carrying charges through June 2016. Recovery of the $29 million was requested over two years, beginning July 2016, with the unpaid principal subject to carrying charges.

2015 Virginia Regulatory Asset Proceeding

In 2015, the Virginia SCC initiated a proceeding to address the proper treatment of APCo’s authorized regulatory assets and briefs related to this proceeding were filed by various parties. The Virginia SCC has no statutory deadline to issue its decision in this proceeding. As of December 31, 2015, APCo’s authorized regulatory assets under review in this proceeding were $10 million. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were enacted. Under the amended Virginia law, APCo’s existing generation and distribution base rates are frozen until after the Virginia SCC rules on APCo’s next biennial review, which APCo will file in March 2020 for the 2018 and 2019 test years. These amendments also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. APCo’s financial statements adequately address the impact of these amendments. The new law provides that APCo will absorb its Virginia jurisdictional share of incremental generation and distribution costs incurred during 2014 through 2017 that are associated with severe weather events and/or natural disasters and costs associated with potential asset impairments related to new carbon emission guidelines issued by the Federal EPA.

In February 2016, certain APCo industrial customers filed a petition with the Virginia SCC requesting the issuance of a declaratory order that finds the amendments to Virginia law suspending biennial reviews unconstitutional and, accordingly, directs APCo to make biennial review filings beginning March 2016. In February 2016, APCo filed a motion to stay the Virginia SCC’s consideration of the petition due to a pending appeal at the Supreme Court of Virginia by industrial customers of a non-related utility regarding the constitutionality of the 2015 amendments. Oral arguments at the Virginia SCC are scheduled for March 2016. Management is unable to predict the outcome of these challenges to the Virginia legislation. If the biennial review process is reinstated in advance of March 2020, it could reduce future net income and cash flows and impact financial condition.
ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

Parent has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next filed base rate proceeding. As of December 31, 2015, AEP’s share of ETT’s cumulative revenues, subject to review, is estimated to be $433 million based upon interim rate increases received from 2009 through 2015. In November 2015, the PUCT ordered ETT to file a base rate case by February 2017. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. Management is unable to determine a range of potential losses that are reasonably possible of occurring. A refund of interim transmission rates could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters (Applies to AEP and I&M)

Tanners Creek Plant

In October 2014, I&M filed an application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M’s Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In May 2015, the IURC issued an order approving I&M’s request for revised depreciation rates. Revised depreciation rates were previously approved by the MPSC in 2014, along with a credit rider to reduce customer rates upon retirement of Tanners Creek Plant.

In May 2015, Tanners Creek Plant was retired. Upon retirement, $265 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Tanners Creek Plant and is being amortized over 29 years. An additional $38 million was reclassified as Regulatory Assets on the balance sheet for related asset retirement obligations and materials and supplies, which are currently not being amortized, pending regulatory approval.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $787 million. In 2015, the IURC granted I&M’s motion to withdraw its application for reconsideration and/or rehearing and I&M withdrew its appeal with the Indiana Court of Appeals.

KPCo Rate Matters (Applies to AEP)

Plant Transfer

Consistent with KPCo’s December 2012 plant transfer filing that was approved by the KPSC, Big Sandy Plant, Unit 2 was retired in May 2015. Upon retirement, $194 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Big Sandy Plant, Unit 2 and the related asset retirement obligations, costs of removal and materials and supplies. These regulatory assets will be amortized over 25 years, effective July 2015.

In October 2013, the KPSC issued an order that approved a modified settlement agreement which included the approval to transfer to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed. In April 2015, the Franklin County Circuit Court issued an order that affirmed the KPSC’s October 2013 order. In May 2015, the Attorney General filed an appeal with the Kentucky Court of Appeals of the April 2015 order. In December 2015, KPCo, the Attorney General and the KPSC filed a joint motion to dismiss the appeals filed with the Kentucky Court of Appeals and in February 2016, the joint motion to dismiss was granted.

Kentucky Fuel Adjustment Clause Review

In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owned and operated both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court. In September 2015, the Franklin County Circuit Court issued an order that dismissed all appeals filed related to this FAC review, as agreed to by the parties to the stipulation agreement in the “2014 Kentucky Base Rate Case” discussed below.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for a net increase in rates of $70 million. In April 2015, a stipulation agreement between KPCo and certain intervenors was filed with the KPSC that recommended a net revenue increase of $45 million, which consisted of a $68 million increase in rider rates, offset by a $23 million decrease in annual base rates, to be effective July 2015. The proposed net increase reflected KPCo’s ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan.  The proposed net increase of $45 million also included (a) recovery of $12 million of deferred storm costs, (b) any difference between the actual off-system sales margins and the $15 million included in the proposed annual base rates to be shared with 75% to the customer and 25% to KPCo and (c) dismissal of the KPCo and the Kentucky Industrial Utility Customers appeals of the KPSC order in the KPCo fuel adjustment clause review. See “Kentucky Fuel Adjustment Clause Review” discussed above.

In June 2015, the KPSC issued an order that approved a modified stipulation agreement. The order approved a net revenue increase of $45 million, as proposed in the stipulation agreement, and contained modifications that included (a) approval to recover $2 million of IGCC and certain carbon capture study costs, both over 25 years, (b) no deferral of certain PJM costs and (c) denial of the recovery of certain potential purchased power costs through a rider.

KGPCo Rate Matters (Applies to AEP)

Kingsport Base Rate Case

In September 2015, KGPCo filed a request with the TRA to increase base rates by $12 million annually based upon a proposed return on common equity of 10.66%. In December 2015, KGPCo withdrew its base rate case filing for administrative purposes and refiled its request with the TRA in January 2016. If KGPCo does not recover its costs, it could reduce future net income and cash flows and impact financial condition.

OPCo Rate Matters (Applies to AEP and OPCo)

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a WACC rate. In June 2015, the Supreme Court of Ohio issued a decision that reversed the PUCO order on the carrying cost rate issue and dismissed an appeal filed by the IEU. In September 2015, the Supreme Court of Ohio denied a request for reconsideration filed by the IEU and in October 2015 this matter was remanded back to the PUCO for reinstatement of the WACC rate. A decision from the PUCO is pending.
June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and $150/MW day from June 2014 through May 2015. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio. Oral arguments at the Supreme Court of Ohio were held in December 2015. A decision from the Supreme Court of Ohio is pending.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs. In April 2015, the PUCO issued an order that approved, with modifications, OPCo’s July 2014 application to collect the unrecovered portion of the deferred capacity costs. The order included approval to continue the collection of deferred capacity costs at a rate of $4.00/MWh beginning June 1, 2015 for approximately 32 months, with carrying costs at a long-term cost of debt rate. Additionally, the order stated that an audit will be conducted of the May 31, 2015 capacity deferral balance, which was $444 million. In May 2015, the PUCO granted intervenors requests for rehearing. As of December 31, 2015, OPCo’s net deferred capacity costs balance of $359 million, including debt carrying costs, was recorded in Regulatory Assets on the balance sheet. Through December 31, 2015, OPCo has collected $222 million in deferred capacity costs, and related carrying charges.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order. Oral arguments at the Supreme Court of Ohio were held in May 2015.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo’s $188.88/MW day capacity charge, the independent auditor has recommended a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and disagrees with the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

June 2015 - May 2018 ESP Including PPA Application

In December 2013, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based PPA. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets.

In February 2015, the PUCO issued an order approving OPCo’s ESP application, subject to certain modifications, with a return on common equity of 10.2% on capital costs for certain riders. The order included (a) approval of the DIR, with modified rate caps established by the PUCO, (b) authorization to establish a zero rate rider for OPCo’s proposed PPA, (c) the option for OPCo to reapply in a future proceeding with a more detailed PPA proposal and (d) a directive to continue to pursue the transfer of the OVEC contractual entitlement to AGR or to otherwise divest of its interest in OVEC. In May 2015, the PUCO issued an order on rehearing that increased the DIR rate caps and deferred ruling on all requests for rehearing related to the establishment of the PPA rider. In July 2015, the PUCO granted OPCo’s and various intervenors’ requests for rehearing related to the May 2015 order. In July 2015, intervenors filed appeals with the Supreme Court of Ohio that included opposition to the authorization of a PPA rider and the modifications to a transmission rider. In October 2015, the Supreme Court of Ohio granted the PUCO’s motion to dismiss these intervenor appeals, without prejudice, since rehearing related to the PPA issues was still pending.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA with AGR for 2,671 MW for inclusion in the PPA rider. In May 2015, OPCo filed an amended PPA application between OPCo and AGR that (a) included OPCo’s OVEC contractual entitlement, (b) addressed the PPA requirements set forth in the PUCO’s February 2015 order, (c) updated supporting testimony to reflect a current analysis of the PPA proposal and (d) included the 2,671 MW to be available for capacity, energy and ancillary services, produced by AGR over the lives of the respective generating units. Hearings at the PUCO related to the PPA were concluded in November 2015.

In December 2015, a non-unanimous stipulation agreement related to the PPA application was filed with the PUCO. The stipulation agreement is based upon a 10.38% return on common equity with the PPA Rider term extending through May 2024. The stipulation agreement included (a) a revised affiliate PPA between OPCo and AGR to be included in the PPA Rider, (b) OPCo’s OVEC contractual entitlement, (c) a potential additional customer credit to be included in the PPA Rider, (d) annual compliance reviews before the PUCO and (e) an agreement to retire, refuel or repower, to 100% natural gas, Conesville Plant, Units 5 and 6 and Cardinal Plant, Unit 1 by 2029 and 2030, respectively. Additionally, OPCo agreed to develop and implement, by 2021, a solar energy project(s) of at least 400 MW and a wind energy project(s) of at least 500 MW, with 100% of all output to be received by OPCo. OPCo would own up to 50% of these solar and wind projects and would include cost recovery in the proposed PPA rider, subject to PUCO review and approval. OPCo agreed to file a carbon reduction plan with the PUCO by December 2016 that will focus on fuel diversification and carbon emission reductions. Hearings related to this proposed stipulation agreement were held in January 2016. Management anticipates receiving an order from the PUCO in the first quarter of 2016. In January 2016, intervenors filed a complaint at the FERC related to the affiliate PPA. The complaint asserts that the proposed affiliate PPA between AGR and OPCo is reviewable by the FERC under its standards for affiliate transactions.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.
In June 2015, OPCo submitted its 2014 SEET filing with the PUCO. Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation and transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. In December 2013, corporate separation of OPCo’s generation assets was completed. In December 2015, the IEU withdrew its appeal.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In September 2014, the Supreme Court of Ohio upheld the PUCO order on appeal. A review of the coal reserve valuation by an outside consultant has not been initiated by the PUCO. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the “June 2012 - May 2015 ESP Including Capacity Charge” section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In 2013, Ormet filed for bankruptcy and subsequently shut down operations. In March 2014, the PUCO issued an order in OPCo’s Economic Development Rider (EDR) filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals. In November 2015, the PUCO issued an order approving the stipulation agreement and OPCo’s request to recover its remaining $10 million of Ormet deferrals through the EDR.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
PSO Rate Matters (Applies to AEP and PSO)

2015 Oklahoma Base Rate Case

In July 2015, PSO filed a request with the OCC to increase annual revenues by $137 million to recover costs associated with its environmental compliance plan for the Federal EPA’s Regional Haze Rule and Mercury and Air Toxics Standards, and to recover investments and other costs that have increased since the last base rate case. The annual increase consists of (a) a base rate increase of $89 million, which includes $48 million in increased depreciation expense that reflects, among other things, recovery through June 2026 of Northeastern Plant, Units 3 and 4, (b) a rider or base rate increase of $44 million to recover costs for the environmental controls being installed on Northeastern Plant, Unit 3 and the Comanche Plant and (c) a request to include environmental consumable costs in the FAC, estimated to be $4 million annually. The rate increase includes a proposed return on common equity of 10.5% to be effective in January 2016, except for the $44 million for environmental investments, which is effective in March 2016, after the Northeastern Plant, Unit 3 environmental controls go in service. The total estimated cost of the environmental controls to be installed at Northeastern Plant, Unit 3 and the Comanche Plant is $219 million, excluding AFUDC. As of December 31, 2015, PSO had incurred costs of $190 million related to these projects, including AFUDC.

In addition, the filing also notified the OCC that the incremental replacement capacity and energy costs, including the first year effects of new PPAs, estimated to be $35 million, will be incurred related to the environmental compliance plan due to the closure of Northeastern Plant, Unit 4 in April 2016, which would be recovered through the FAC. As of December 31, 2015, the net book value of Northeastern Plant, Unit 4 was $93 million, before cost of removal, including materials and supplies inventory and CWIP.

In October 2015, testimony was filed by OCC staff and intervenors with recommendations that included increases to base rates and/or the proposed environmental rider ranging from $10 million to $31 million, based upon returns on common equity ranging from 8.75% to 9.3%, and increases to depreciation expense ranging from $23 million to $46 million. Additionally, recommendations by certain intervenors included (a) no recovery of PSO’s investment in Northeastern Plant, Unit 3 environmental controls, (b) no recovery of the plant balances at the time the units are retired in 2016 and 2026, (c) denial of returns on the book values after the retirement dates, or to be set at only the cost of debt, and (d) the disallowance of the capacity costs associated with the PPAs. Additionally, some intervenors did not support an increase in depreciation expense for the Northeastern Plant, Units 3 and 4 to permit cost recovery by Unit 3’s 2026 retirement date as the proposals called for no change in existing cost recovery by 2040. Hearings at the OCC were held in December 2015. In January 2016, PSO implemented an interim annual base rate increase of $75 million. These interim rates are subject to refund pending a final order from the OCC related to the initial $137 million request. An order from the OCC is anticipated in the second quarter of 2016.

If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2014 Oklahoma Base Rate Case

In April 2015, the OCC issued an order that approved a stipulation agreement between PSO, the OCC staff and certain intervenors. The approved stipulation provides for no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs and that the terms of the stipulation be effective November 2014. The advanced metering rider provides $24 million of revenues over 14 months beginning in November 2014 and increases to $27 million in 2016. The stipulation also included (a) new depreciation rates for advanced metering investments and existing meters, also effective November 2014, (b) a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component and (c) recovery of regulatory assets for 2013 storms and regulatory case expenses. The advanced metering cost rider was implemented in November 2014.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase was approximately $52 million. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, it could reduce future net income and cash flows and impact financial condition.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased SWEPCo’s Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchased power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2015 Louisiana Formula Rate Filing

In April 2015, SWEPCo filed its formula rate plan for test year 2014 with the LPSC.  The filing included a $14 million annual increase, which was effective August 2015.  This increase is subject to LPSC staff review and is subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant - Environmental Impact

Management currently estimates that the investment necessary to meet proposed environmental regulations through 2025 for Welsh Plant, Units 1 and 3 could cost approximately $900 million, excluding AFUDC. As part of this investment, SWEPCo is currently constructing environmental control projects to meet Mercury and Air Toxics Standards for Welsh Plant, Units 1 and 3 at a cost of approximately $400 million, excluding AFUDC.  As of December 31, 2015, SWEPCo had incurred costs of $343 million, including AFUDC, and had remaining contractual construction obligations of $40 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. Management continues to evaluate the impact of environmental rules and related project cost estimates. As of December 31, 2015, the net book value of Welsh Plant, Units 1 and 3 was $578 million, before cost of removal, including materials and supplies inventory and CWIP.  Welsh Plant, Unit 2 is scheduled for retirement during 2016 and is probable of abandonment. As of December 31, 2015, the net book value of Welsh Plant, Unit 2 was $82 million, before cost of removal, including materials and supplies inventory and CWIP.

If any of these costs are not recoverable, including retirement-related costs for Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Appalachian Power Co [Member]
Rate Matters
RATE MATTERS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2014 West Virginia Base Rate Case

In May 2015, the WVPSC issued an order on APCo and WPCo’s combined base rate case. Upon implementation of the order in May 2015, and consistent with the WVPSC authorized total combined revenue, annual base rates were authorized to be increased by $99 million ($85 million related to APCo) based upon a 9.75% return on common equity. The order included a delayed billing of $25 million ($22 million related to APCo) of the annual base rate increase to residential customers until July 2016. The order provided for carrying charges based upon a weighted average cost of capital (WACC) rate for the $25 million annual delayed billing through June 2016, and stated recovery would be addressed concurrent with the next ENEC change in rates. Additionally, the order included approval of (a) an initial vegetation management rider of $45 million ($38 million related to APCo) annually, (b) revised deprecation rates, including recovery of plants to be retired in the second quarter of 2015 and (c) the recovery of $89 million ($77 million related to APCo) in previously recorded regulatory assets, which will predominantly be recovered over five years. In February 2016, APCo and WPCo filed a petition with the WVPSC to implement recovery of the delayed billing totaling $29 million ($26 million related to APCo), which includes carrying charges through June 2016. Recovery of the $29 million was requested over two years, beginning July 2016, with the unpaid principal subject to carrying charges.

2015 Virginia Regulatory Asset Proceeding

In 2015, the Virginia SCC initiated a proceeding to address the proper treatment of APCo’s authorized regulatory assets and briefs related to this proceeding were filed by various parties. The Virginia SCC has no statutory deadline to issue its decision in this proceeding. As of December 31, 2015, APCo’s authorized regulatory assets under review in this proceeding were $10 million. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were enacted. Under the amended Virginia law, APCo’s existing generation and distribution base rates are frozen until after the Virginia SCC rules on APCo’s next biennial review, which APCo will file in March 2020 for the 2018 and 2019 test years. These amendments also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. APCo’s financial statements adequately address the impact of these amendments. The new law provides that APCo will absorb its Virginia jurisdictional share of incremental generation and distribution costs incurred during 2014 through 2017 that are associated with severe weather events and/or natural disasters and costs associated with potential asset impairments related to new carbon emission guidelines issued by the Federal EPA.

In February 2016, certain APCo industrial customers filed a petition with the Virginia SCC requesting the issuance of a declaratory order that finds the amendments to Virginia law suspending biennial reviews unconstitutional and, accordingly, directs APCo to make biennial review filings beginning March 2016. In February 2016, APCo filed a motion to stay the Virginia SCC’s consideration of the petition due to a pending appeal at the Supreme Court of Virginia by industrial customers of a non-related utility regarding the constitutionality of the 2015 amendments. Oral arguments at the Virginia SCC are scheduled for March 2016. Management is unable to predict the outcome of these challenges to the Virginia legislation. If the biennial review process is reinstated in advance of March 2020, it could reduce future net income and cash flows and impact financial condition.
ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

Parent has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next filed base rate proceeding. As of December 31, 2015, AEP’s share of ETT’s cumulative revenues, subject to review, is estimated to be $433 million based upon interim rate increases received from 2009 through 2015. In November 2015, the PUCT ordered ETT to file a base rate case by February 2017. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. Management is unable to determine a range of potential losses that are reasonably possible of occurring. A refund of interim transmission rates could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters (Applies to AEP and I&M)

Tanners Creek Plant

In October 2014, I&M filed an application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M’s Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In May 2015, the IURC issued an order approving I&M’s request for revised depreciation rates. Revised depreciation rates were previously approved by the MPSC in 2014, along with a credit rider to reduce customer rates upon retirement of Tanners Creek Plant.

In May 2015, Tanners Creek Plant was retired. Upon retirement, $265 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Tanners Creek Plant and is being amortized over 29 years. An additional $38 million was reclassified as Regulatory Assets on the balance sheet for related asset retirement obligations and materials and supplies, which are currently not being amortized, pending regulatory approval.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $787 million. In 2015, the IURC granted I&M’s motion to withdraw its application for reconsideration and/or rehearing and I&M withdrew its appeal with the Indiana Court of Appeals.

KPCo Rate Matters (Applies to AEP)

Plant Transfer

Consistent with KPCo’s December 2012 plant transfer filing that was approved by the KPSC, Big Sandy Plant, Unit 2 was retired in May 2015. Upon retirement, $194 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Big Sandy Plant, Unit 2 and the related asset retirement obligations, costs of removal and materials and supplies. These regulatory assets will be amortized over 25 years, effective July 2015.

In October 2013, the KPSC issued an order that approved a modified settlement agreement which included the approval to transfer to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed. In April 2015, the Franklin County Circuit Court issued an order that affirmed the KPSC’s October 2013 order. In May 2015, the Attorney General filed an appeal with the Kentucky Court of Appeals of the April 2015 order. In December 2015, KPCo, the Attorney General and the KPSC filed a joint motion to dismiss the appeals filed with the Kentucky Court of Appeals and in February 2016, the joint motion to dismiss was granted.

Kentucky Fuel Adjustment Clause Review

In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owned and operated both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court. In September 2015, the Franklin County Circuit Court issued an order that dismissed all appeals filed related to this FAC review, as agreed to by the parties to the stipulation agreement in the “2014 Kentucky Base Rate Case” discussed below.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for a net increase in rates of $70 million. In April 2015, a stipulation agreement between KPCo and certain intervenors was filed with the KPSC that recommended a net revenue increase of $45 million, which consisted of a $68 million increase in rider rates, offset by a $23 million decrease in annual base rates, to be effective July 2015. The proposed net increase reflected KPCo’s ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan.  The proposed net increase of $45 million also included (a) recovery of $12 million of deferred storm costs, (b) any difference between the actual off-system sales margins and the $15 million included in the proposed annual base rates to be shared with 75% to the customer and 25% to KPCo and (c) dismissal of the KPCo and the Kentucky Industrial Utility Customers appeals of the KPSC order in the KPCo fuel adjustment clause review. See “Kentucky Fuel Adjustment Clause Review” discussed above.

In June 2015, the KPSC issued an order that approved a modified stipulation agreement. The order approved a net revenue increase of $45 million, as proposed in the stipulation agreement, and contained modifications that included (a) approval to recover $2 million of IGCC and certain carbon capture study costs, both over 25 years, (b) no deferral of certain PJM costs and (c) denial of the recovery of certain potential purchased power costs through a rider.

KGPCo Rate Matters (Applies to AEP)

Kingsport Base Rate Case

In September 2015, KGPCo filed a request with the TRA to increase base rates by $12 million annually based upon a proposed return on common equity of 10.66%. In December 2015, KGPCo withdrew its base rate case filing for administrative purposes and refiled its request with the TRA in January 2016. If KGPCo does not recover its costs, it could reduce future net income and cash flows and impact financial condition.

OPCo Rate Matters (Applies to AEP and OPCo)

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a WACC rate. In June 2015, the Supreme Court of Ohio issued a decision that reversed the PUCO order on the carrying cost rate issue and dismissed an appeal filed by the IEU. In September 2015, the Supreme Court of Ohio denied a request for reconsideration filed by the IEU and in October 2015 this matter was remanded back to the PUCO for reinstatement of the WACC rate. A decision from the PUCO is pending.
June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and $150/MW day from June 2014 through May 2015. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio. Oral arguments at the Supreme Court of Ohio were held in December 2015. A decision from the Supreme Court of Ohio is pending.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs. In April 2015, the PUCO issued an order that approved, with modifications, OPCo’s July 2014 application to collect the unrecovered portion of the deferred capacity costs. The order included approval to continue the collection of deferred capacity costs at a rate of $4.00/MWh beginning June 1, 2015 for approximately 32 months, with carrying costs at a long-term cost of debt rate. Additionally, the order stated that an audit will be conducted of the May 31, 2015 capacity deferral balance, which was $444 million. In May 2015, the PUCO granted intervenors requests for rehearing. As of December 31, 2015, OPCo’s net deferred capacity costs balance of $359 million, including debt carrying costs, was recorded in Regulatory Assets on the balance sheet. Through December 31, 2015, OPCo has collected $222 million in deferred capacity costs, and related carrying charges.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order. Oral arguments at the Supreme Court of Ohio were held in May 2015.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo’s $188.88/MW day capacity charge, the independent auditor has recommended a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and disagrees with the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

June 2015 - May 2018 ESP Including PPA Application

In December 2013, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based PPA. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets.

In February 2015, the PUCO issued an order approving OPCo’s ESP application, subject to certain modifications, with a return on common equity of 10.2% on capital costs for certain riders. The order included (a) approval of the DIR, with modified rate caps established by the PUCO, (b) authorization to establish a zero rate rider for OPCo’s proposed PPA, (c) the option for OPCo to reapply in a future proceeding with a more detailed PPA proposal and (d) a directive to continue to pursue the transfer of the OVEC contractual entitlement to AGR or to otherwise divest of its interest in OVEC. In May 2015, the PUCO issued an order on rehearing that increased the DIR rate caps and deferred ruling on all requests for rehearing related to the establishment of the PPA rider. In July 2015, the PUCO granted OPCo’s and various intervenors’ requests for rehearing related to the May 2015 order. In July 2015, intervenors filed appeals with the Supreme Court of Ohio that included opposition to the authorization of a PPA rider and the modifications to a transmission rider. In October 2015, the Supreme Court of Ohio granted the PUCO’s motion to dismiss these intervenor appeals, without prejudice, since rehearing related to the PPA issues was still pending.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA with AGR for 2,671 MW for inclusion in the PPA rider. In May 2015, OPCo filed an amended PPA application between OPCo and AGR that (a) included OPCo’s OVEC contractual entitlement, (b) addressed the PPA requirements set forth in the PUCO’s February 2015 order, (c) updated supporting testimony to reflect a current analysis of the PPA proposal and (d) included the 2,671 MW to be available for capacity, energy and ancillary services, produced by AGR over the lives of the respective generating units. Hearings at the PUCO related to the PPA were concluded in November 2015.

In December 2015, a non-unanimous stipulation agreement related to the PPA application was filed with the PUCO. The stipulation agreement is based upon a 10.38% return on common equity with the PPA Rider term extending through May 2024. The stipulation agreement included (a) a revised affiliate PPA between OPCo and AGR to be included in the PPA Rider, (b) OPCo’s OVEC contractual entitlement, (c) a potential additional customer credit to be included in the PPA Rider, (d) annual compliance reviews before the PUCO and (e) an agreement to retire, refuel or repower, to 100% natural gas, Conesville Plant, Units 5 and 6 and Cardinal Plant, Unit 1 by 2029 and 2030, respectively. Additionally, OPCo agreed to develop and implement, by 2021, a solar energy project(s) of at least 400 MW and a wind energy project(s) of at least 500 MW, with 100% of all output to be received by OPCo. OPCo would own up to 50% of these solar and wind projects and would include cost recovery in the proposed PPA rider, subject to PUCO review and approval. OPCo agreed to file a carbon reduction plan with the PUCO by December 2016 that will focus on fuel diversification and carbon emission reductions. Hearings related to this proposed stipulation agreement were held in January 2016. Management anticipates receiving an order from the PUCO in the first quarter of 2016. In January 2016, intervenors filed a complaint at the FERC related to the affiliate PPA. The complaint asserts that the proposed affiliate PPA between AGR and OPCo is reviewable by the FERC under its standards for affiliate transactions.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.
In June 2015, OPCo submitted its 2014 SEET filing with the PUCO. Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation and transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. In December 2013, corporate separation of OPCo’s generation assets was completed. In December 2015, the IEU withdrew its appeal.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In September 2014, the Supreme Court of Ohio upheld the PUCO order on appeal. A review of the coal reserve valuation by an outside consultant has not been initiated by the PUCO. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the “June 2012 - May 2015 ESP Including Capacity Charge” section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In 2013, Ormet filed for bankruptcy and subsequently shut down operations. In March 2014, the PUCO issued an order in OPCo’s Economic Development Rider (EDR) filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals. In November 2015, the PUCO issued an order approving the stipulation agreement and OPCo’s request to recover its remaining $10 million of Ormet deferrals through the EDR.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
PSO Rate Matters (Applies to AEP and PSO)

2015 Oklahoma Base Rate Case

In July 2015, PSO filed a request with the OCC to increase annual revenues by $137 million to recover costs associated with its environmental compliance plan for the Federal EPA’s Regional Haze Rule and Mercury and Air Toxics Standards, and to recover investments and other costs that have increased since the last base rate case. The annual increase consists of (a) a base rate increase of $89 million, which includes $48 million in increased depreciation expense that reflects, among other things, recovery through June 2026 of Northeastern Plant, Units 3 and 4, (b) a rider or base rate increase of $44 million to recover costs for the environmental controls being installed on Northeastern Plant, Unit 3 and the Comanche Plant and (c) a request to include environmental consumable costs in the FAC, estimated to be $4 million annually. The rate increase includes a proposed return on common equity of 10.5% to be effective in January 2016, except for the $44 million for environmental investments, which is effective in March 2016, after the Northeastern Plant, Unit 3 environmental controls go in service. The total estimated cost of the environmental controls to be installed at Northeastern Plant, Unit 3 and the Comanche Plant is $219 million, excluding AFUDC. As of December 31, 2015, PSO had incurred costs of $190 million related to these projects, including AFUDC.

In addition, the filing also notified the OCC that the incremental replacement capacity and energy costs, including the first year effects of new PPAs, estimated to be $35 million, will be incurred related to the environmental compliance plan due to the closure of Northeastern Plant, Unit 4 in April 2016, which would be recovered through the FAC. As of December 31, 2015, the net book value of Northeastern Plant, Unit 4 was $93 million, before cost of removal, including materials and supplies inventory and CWIP.

In October 2015, testimony was filed by OCC staff and intervenors with recommendations that included increases to base rates and/or the proposed environmental rider ranging from $10 million to $31 million, based upon returns on common equity ranging from 8.75% to 9.3%, and increases to depreciation expense ranging from $23 million to $46 million. Additionally, recommendations by certain intervenors included (a) no recovery of PSO’s investment in Northeastern Plant, Unit 3 environmental controls, (b) no recovery of the plant balances at the time the units are retired in 2016 and 2026, (c) denial of returns on the book values after the retirement dates, or to be set at only the cost of debt, and (d) the disallowance of the capacity costs associated with the PPAs. Additionally, some intervenors did not support an increase in depreciation expense for the Northeastern Plant, Units 3 and 4 to permit cost recovery by Unit 3’s 2026 retirement date as the proposals called for no change in existing cost recovery by 2040. Hearings at the OCC were held in December 2015. In January 2016, PSO implemented an interim annual base rate increase of $75 million. These interim rates are subject to refund pending a final order from the OCC related to the initial $137 million request. An order from the OCC is anticipated in the second quarter of 2016.

If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2014 Oklahoma Base Rate Case

In April 2015, the OCC issued an order that approved a stipulation agreement between PSO, the OCC staff and certain intervenors. The approved stipulation provides for no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs and that the terms of the stipulation be effective November 2014. The advanced metering rider provides $24 million of revenues over 14 months beginning in November 2014 and increases to $27 million in 2016. The stipulation also included (a) new depreciation rates for advanced metering investments and existing meters, also effective November 2014, (b) a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component and (c) recovery of regulatory assets for 2013 storms and regulatory case expenses. The advanced metering cost rider was implemented in November 2014.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase was approximately $52 million. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, it could reduce future net income and cash flows and impact financial condition.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased SWEPCo’s Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchased power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2015 Louisiana Formula Rate Filing

In April 2015, SWEPCo filed its formula rate plan for test year 2014 with the LPSC.  The filing included a $14 million annual increase, which was effective August 2015.  This increase is subject to LPSC staff review and is subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant - Environmental Impact

Management currently estimates that the investment necessary to meet proposed environmental regulations through 2025 for Welsh Plant, Units 1 and 3 could cost approximately $900 million, excluding AFUDC. As part of this investment, SWEPCo is currently constructing environmental control projects to meet Mercury and Air Toxics Standards for Welsh Plant, Units 1 and 3 at a cost of approximately $400 million, excluding AFUDC.  As of December 31, 2015, SWEPCo had incurred costs of $343 million, including AFUDC, and had remaining contractual construction obligations of $40 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. Management continues to evaluate the impact of environmental rules and related project cost estimates. As of December 31, 2015, the net book value of Welsh Plant, Units 1 and 3 was $578 million, before cost of removal, including materials and supplies inventory and CWIP.  Welsh Plant, Unit 2 is scheduled for retirement during 2016 and is probable of abandonment. As of December 31, 2015, the net book value of Welsh Plant, Unit 2 was $82 million, before cost of removal, including materials and supplies inventory and CWIP.

If any of these costs are not recoverable, including retirement-related costs for Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Indiana Michigan Power Co [Member]
Rate Matters
RATE MATTERS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2014 West Virginia Base Rate Case

In May 2015, the WVPSC issued an order on APCo and WPCo’s combined base rate case. Upon implementation of the order in May 2015, and consistent with the WVPSC authorized total combined revenue, annual base rates were authorized to be increased by $99 million ($85 million related to APCo) based upon a 9.75% return on common equity. The order included a delayed billing of $25 million ($22 million related to APCo) of the annual base rate increase to residential customers until July 2016. The order provided for carrying charges based upon a weighted average cost of capital (WACC) rate for the $25 million annual delayed billing through June 2016, and stated recovery would be addressed concurrent with the next ENEC change in rates. Additionally, the order included approval of (a) an initial vegetation management rider of $45 million ($38 million related to APCo) annually, (b) revised deprecation rates, including recovery of plants to be retired in the second quarter of 2015 and (c) the recovery of $89 million ($77 million related to APCo) in previously recorded regulatory assets, which will predominantly be recovered over five years. In February 2016, APCo and WPCo filed a petition with the WVPSC to implement recovery of the delayed billing totaling $29 million ($26 million related to APCo), which includes carrying charges through June 2016. Recovery of the $29 million was requested over two years, beginning July 2016, with the unpaid principal subject to carrying charges.

2015 Virginia Regulatory Asset Proceeding

In 2015, the Virginia SCC initiated a proceeding to address the proper treatment of APCo’s authorized regulatory assets and briefs related to this proceeding were filed by various parties. The Virginia SCC has no statutory deadline to issue its decision in this proceeding. As of December 31, 2015, APCo’s authorized regulatory assets under review in this proceeding were $10 million. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were enacted. Under the amended Virginia law, APCo’s existing generation and distribution base rates are frozen until after the Virginia SCC rules on APCo’s next biennial review, which APCo will file in March 2020 for the 2018 and 2019 test years. These amendments also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. APCo’s financial statements adequately address the impact of these amendments. The new law provides that APCo will absorb its Virginia jurisdictional share of incremental generation and distribution costs incurred during 2014 through 2017 that are associated with severe weather events and/or natural disasters and costs associated with potential asset impairments related to new carbon emission guidelines issued by the Federal EPA.

In February 2016, certain APCo industrial customers filed a petition with the Virginia SCC requesting the issuance of a declaratory order that finds the amendments to Virginia law suspending biennial reviews unconstitutional and, accordingly, directs APCo to make biennial review filings beginning March 2016. In February 2016, APCo filed a motion to stay the Virginia SCC’s consideration of the petition due to a pending appeal at the Supreme Court of Virginia by industrial customers of a non-related utility regarding the constitutionality of the 2015 amendments. Oral arguments at the Virginia SCC are scheduled for March 2016. Management is unable to predict the outcome of these challenges to the Virginia legislation. If the biennial review process is reinstated in advance of March 2020, it could reduce future net income and cash flows and impact financial condition.
ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

Parent has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next filed base rate proceeding. As of December 31, 2015, AEP’s share of ETT’s cumulative revenues, subject to review, is estimated to be $433 million based upon interim rate increases received from 2009 through 2015. In November 2015, the PUCT ordered ETT to file a base rate case by February 2017. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. Management is unable to determine a range of potential losses that are reasonably possible of occurring. A refund of interim transmission rates could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters (Applies to AEP and I&M)

Tanners Creek Plant

In October 2014, I&M filed an application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M’s Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In May 2015, the IURC issued an order approving I&M’s request for revised depreciation rates. Revised depreciation rates were previously approved by the MPSC in 2014, along with a credit rider to reduce customer rates upon retirement of Tanners Creek Plant.

In May 2015, Tanners Creek Plant was retired. Upon retirement, $265 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Tanners Creek Plant and is being amortized over 29 years. An additional $38 million was reclassified as Regulatory Assets on the balance sheet for related asset retirement obligations and materials and supplies, which are currently not being amortized, pending regulatory approval.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $787 million. In 2015, the IURC granted I&M’s motion to withdraw its application for reconsideration and/or rehearing and I&M withdrew its appeal with the Indiana Court of Appeals.

KPCo Rate Matters (Applies to AEP)

Plant Transfer

Consistent with KPCo’s December 2012 plant transfer filing that was approved by the KPSC, Big Sandy Plant, Unit 2 was retired in May 2015. Upon retirement, $194 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Big Sandy Plant, Unit 2 and the related asset retirement obligations, costs of removal and materials and supplies. These regulatory assets will be amortized over 25 years, effective July 2015.

In October 2013, the KPSC issued an order that approved a modified settlement agreement which included the approval to transfer to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed. In April 2015, the Franklin County Circuit Court issued an order that affirmed the KPSC’s October 2013 order. In May 2015, the Attorney General filed an appeal with the Kentucky Court of Appeals of the April 2015 order. In December 2015, KPCo, the Attorney General and the KPSC filed a joint motion to dismiss the appeals filed with the Kentucky Court of Appeals and in February 2016, the joint motion to dismiss was granted.

Kentucky Fuel Adjustment Clause Review

In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owned and operated both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court. In September 2015, the Franklin County Circuit Court issued an order that dismissed all appeals filed related to this FAC review, as agreed to by the parties to the stipulation agreement in the “2014 Kentucky Base Rate Case” discussed below.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for a net increase in rates of $70 million. In April 2015, a stipulation agreement between KPCo and certain intervenors was filed with the KPSC that recommended a net revenue increase of $45 million, which consisted of a $68 million increase in rider rates, offset by a $23 million decrease in annual base rates, to be effective July 2015. The proposed net increase reflected KPCo’s ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan.  The proposed net increase of $45 million also included (a) recovery of $12 million of deferred storm costs, (b) any difference between the actual off-system sales margins and the $15 million included in the proposed annual base rates to be shared with 75% to the customer and 25% to KPCo and (c) dismissal of the KPCo and the Kentucky Industrial Utility Customers appeals of the KPSC order in the KPCo fuel adjustment clause review. See “Kentucky Fuel Adjustment Clause Review” discussed above.

In June 2015, the KPSC issued an order that approved a modified stipulation agreement. The order approved a net revenue increase of $45 million, as proposed in the stipulation agreement, and contained modifications that included (a) approval to recover $2 million of IGCC and certain carbon capture study costs, both over 25 years, (b) no deferral of certain PJM costs and (c) denial of the recovery of certain potential purchased power costs through a rider.

KGPCo Rate Matters (Applies to AEP)

Kingsport Base Rate Case

In September 2015, KGPCo filed a request with the TRA to increase base rates by $12 million annually based upon a proposed return on common equity of 10.66%. In December 2015, KGPCo withdrew its base rate case filing for administrative purposes and refiled its request with the TRA in January 2016. If KGPCo does not recover its costs, it could reduce future net income and cash flows and impact financial condition.

OPCo Rate Matters (Applies to AEP and OPCo)

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a WACC rate. In June 2015, the Supreme Court of Ohio issued a decision that reversed the PUCO order on the carrying cost rate issue and dismissed an appeal filed by the IEU. In September 2015, the Supreme Court of Ohio denied a request for reconsideration filed by the IEU and in October 2015 this matter was remanded back to the PUCO for reinstatement of the WACC rate. A decision from the PUCO is pending.
June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and $150/MW day from June 2014 through May 2015. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio. Oral arguments at the Supreme Court of Ohio were held in December 2015. A decision from the Supreme Court of Ohio is pending.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs. In April 2015, the PUCO issued an order that approved, with modifications, OPCo’s July 2014 application to collect the unrecovered portion of the deferred capacity costs. The order included approval to continue the collection of deferred capacity costs at a rate of $4.00/MWh beginning June 1, 2015 for approximately 32 months, with carrying costs at a long-term cost of debt rate. Additionally, the order stated that an audit will be conducted of the May 31, 2015 capacity deferral balance, which was $444 million. In May 2015, the PUCO granted intervenors requests for rehearing. As of December 31, 2015, OPCo’s net deferred capacity costs balance of $359 million, including debt carrying costs, was recorded in Regulatory Assets on the balance sheet. Through December 31, 2015, OPCo has collected $222 million in deferred capacity costs, and related carrying charges.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order. Oral arguments at the Supreme Court of Ohio were held in May 2015.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo’s $188.88/MW day capacity charge, the independent auditor has recommended a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and disagrees with the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

June 2015 - May 2018 ESP Including PPA Application

In December 2013, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based PPA. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets.

In February 2015, the PUCO issued an order approving OPCo’s ESP application, subject to certain modifications, with a return on common equity of 10.2% on capital costs for certain riders. The order included (a) approval of the DIR, with modified rate caps established by the PUCO, (b) authorization to establish a zero rate rider for OPCo’s proposed PPA, (c) the option for OPCo to reapply in a future proceeding with a more detailed PPA proposal and (d) a directive to continue to pursue the transfer of the OVEC contractual entitlement to AGR or to otherwise divest of its interest in OVEC. In May 2015, the PUCO issued an order on rehearing that increased the DIR rate caps and deferred ruling on all requests for rehearing related to the establishment of the PPA rider. In July 2015, the PUCO granted OPCo’s and various intervenors’ requests for rehearing related to the May 2015 order. In July 2015, intervenors filed appeals with the Supreme Court of Ohio that included opposition to the authorization of a PPA rider and the modifications to a transmission rider. In October 2015, the Supreme Court of Ohio granted the PUCO’s motion to dismiss these intervenor appeals, without prejudice, since rehearing related to the PPA issues was still pending.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA with AGR for 2,671 MW for inclusion in the PPA rider. In May 2015, OPCo filed an amended PPA application between OPCo and AGR that (a) included OPCo’s OVEC contractual entitlement, (b) addressed the PPA requirements set forth in the PUCO’s February 2015 order, (c) updated supporting testimony to reflect a current analysis of the PPA proposal and (d) included the 2,671 MW to be available for capacity, energy and ancillary services, produced by AGR over the lives of the respective generating units. Hearings at the PUCO related to the PPA were concluded in November 2015.

In December 2015, a non-unanimous stipulation agreement related to the PPA application was filed with the PUCO. The stipulation agreement is based upon a 10.38% return on common equity with the PPA Rider term extending through May 2024. The stipulation agreement included (a) a revised affiliate PPA between OPCo and AGR to be included in the PPA Rider, (b) OPCo’s OVEC contractual entitlement, (c) a potential additional customer credit to be included in the PPA Rider, (d) annual compliance reviews before the PUCO and (e) an agreement to retire, refuel or repower, to 100% natural gas, Conesville Plant, Units 5 and 6 and Cardinal Plant, Unit 1 by 2029 and 2030, respectively. Additionally, OPCo agreed to develop and implement, by 2021, a solar energy project(s) of at least 400 MW and a wind energy project(s) of at least 500 MW, with 100% of all output to be received by OPCo. OPCo would own up to 50% of these solar and wind projects and would include cost recovery in the proposed PPA rider, subject to PUCO review and approval. OPCo agreed to file a carbon reduction plan with the PUCO by December 2016 that will focus on fuel diversification and carbon emission reductions. Hearings related to this proposed stipulation agreement were held in January 2016. Management anticipates receiving an order from the PUCO in the first quarter of 2016. In January 2016, intervenors filed a complaint at the FERC related to the affiliate PPA. The complaint asserts that the proposed affiliate PPA between AGR and OPCo is reviewable by the FERC under its standards for affiliate transactions.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.
In June 2015, OPCo submitted its 2014 SEET filing with the PUCO. Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation and transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. In December 2013, corporate separation of OPCo’s generation assets was completed. In December 2015, the IEU withdrew its appeal.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In September 2014, the Supreme Court of Ohio upheld the PUCO order on appeal. A review of the coal reserve valuation by an outside consultant has not been initiated by the PUCO. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the “June 2012 - May 2015 ESP Including Capacity Charge” section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In 2013, Ormet filed for bankruptcy and subsequently shut down operations. In March 2014, the PUCO issued an order in OPCo’s Economic Development Rider (EDR) filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals. In November 2015, the PUCO issued an order approving the stipulation agreement and OPCo’s request to recover its remaining $10 million of Ormet deferrals through the EDR.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
PSO Rate Matters (Applies to AEP and PSO)

2015 Oklahoma Base Rate Case

In July 2015, PSO filed a request with the OCC to increase annual revenues by $137 million to recover costs associated with its environmental compliance plan for the Federal EPA’s Regional Haze Rule and Mercury and Air Toxics Standards, and to recover investments and other costs that have increased since the last base rate case. The annual increase consists of (a) a base rate increase of $89 million, which includes $48 million in increased depreciation expense that reflects, among other things, recovery through June 2026 of Northeastern Plant, Units 3 and 4, (b) a rider or base rate increase of $44 million to recover costs for the environmental controls being installed on Northeastern Plant, Unit 3 and the Comanche Plant and (c) a request to include environmental consumable costs in the FAC, estimated to be $4 million annually. The rate increase includes a proposed return on common equity of 10.5% to be effective in January 2016, except for the $44 million for environmental investments, which is effective in March 2016, after the Northeastern Plant, Unit 3 environmental controls go in service. The total estimated cost of the environmental controls to be installed at Northeastern Plant, Unit 3 and the Comanche Plant is $219 million, excluding AFUDC. As of December 31, 2015, PSO had incurred costs of $190 million related to these projects, including AFUDC.

In addition, the filing also notified the OCC that the incremental replacement capacity and energy costs, including the first year effects of new PPAs, estimated to be $35 million, will be incurred related to the environmental compliance plan due to the closure of Northeastern Plant, Unit 4 in April 2016, which would be recovered through the FAC. As of December 31, 2015, the net book value of Northeastern Plant, Unit 4 was $93 million, before cost of removal, including materials and supplies inventory and CWIP.

In October 2015, testimony was filed by OCC staff and intervenors with recommendations that included increases to base rates and/or the proposed environmental rider ranging from $10 million to $31 million, based upon returns on common equity ranging from 8.75% to 9.3%, and increases to depreciation expense ranging from $23 million to $46 million. Additionally, recommendations by certain intervenors included (a) no recovery of PSO’s investment in Northeastern Plant, Unit 3 environmental controls, (b) no recovery of the plant balances at the time the units are retired in 2016 and 2026, (c) denial of returns on the book values after the retirement dates, or to be set at only the cost of debt, and (d) the disallowance of the capacity costs associated with the PPAs. Additionally, some intervenors did not support an increase in depreciation expense for the Northeastern Plant, Units 3 and 4 to permit cost recovery by Unit 3’s 2026 retirement date as the proposals called for no change in existing cost recovery by 2040. Hearings at the OCC were held in December 2015. In January 2016, PSO implemented an interim annual base rate increase of $75 million. These interim rates are subject to refund pending a final order from the OCC related to the initial $137 million request. An order from the OCC is anticipated in the second quarter of 2016.

If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2014 Oklahoma Base Rate Case

In April 2015, the OCC issued an order that approved a stipulation agreement between PSO, the OCC staff and certain intervenors. The approved stipulation provides for no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs and that the terms of the stipulation be effective November 2014. The advanced metering rider provides $24 million of revenues over 14 months beginning in November 2014 and increases to $27 million in 2016. The stipulation also included (a) new depreciation rates for advanced metering investments and existing meters, also effective November 2014, (b) a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component and (c) recovery of regulatory assets for 2013 storms and regulatory case expenses. The advanced metering cost rider was implemented in November 2014.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase was approximately $52 million. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, it could reduce future net income and cash flows and impact financial condition.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased SWEPCo’s Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchased power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2015 Louisiana Formula Rate Filing

In April 2015, SWEPCo filed its formula rate plan for test year 2014 with the LPSC.  The filing included a $14 million annual increase, which was effective August 2015.  This increase is subject to LPSC staff review and is subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant - Environmental Impact

Management currently estimates that the investment necessary to meet proposed environmental regulations through 2025 for Welsh Plant, Units 1 and 3 could cost approximately $900 million, excluding AFUDC. As part of this investment, SWEPCo is currently constructing environmental control projects to meet Mercury and Air Toxics Standards for Welsh Plant, Units 1 and 3 at a cost of approximately $400 million, excluding AFUDC.  As of December 31, 2015, SWEPCo had incurred costs of $343 million, including AFUDC, and had remaining contractual construction obligations of $40 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. Management continues to evaluate the impact of environmental rules and related project cost estimates. As of December 31, 2015, the net book value of Welsh Plant, Units 1 and 3 was $578 million, before cost of removal, including materials and supplies inventory and CWIP.  Welsh Plant, Unit 2 is scheduled for retirement during 2016 and is probable of abandonment. As of December 31, 2015, the net book value of Welsh Plant, Unit 2 was $82 million, before cost of removal, including materials and supplies inventory and CWIP.

If any of these costs are not recoverable, including retirement-related costs for Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Ohio Power Co [Member]
Rate Matters
RATE MATTERS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2014 West Virginia Base Rate Case

In May 2015, the WVPSC issued an order on APCo and WPCo’s combined base rate case. Upon implementation of the order in May 2015, and consistent with the WVPSC authorized total combined revenue, annual base rates were authorized to be increased by $99 million ($85 million related to APCo) based upon a 9.75% return on common equity. The order included a delayed billing of $25 million ($22 million related to APCo) of the annual base rate increase to residential customers until July 2016. The order provided for carrying charges based upon a weighted average cost of capital (WACC) rate for the $25 million annual delayed billing through June 2016, and stated recovery would be addressed concurrent with the next ENEC change in rates. Additionally, the order included approval of (a) an initial vegetation management rider of $45 million ($38 million related to APCo) annually, (b) revised deprecation rates, including recovery of plants to be retired in the second quarter of 2015 and (c) the recovery of $89 million ($77 million related to APCo) in previously recorded regulatory assets, which will predominantly be recovered over five years. In February 2016, APCo and WPCo filed a petition with the WVPSC to implement recovery of the delayed billing totaling $29 million ($26 million related to APCo), which includes carrying charges through June 2016. Recovery of the $29 million was requested over two years, beginning July 2016, with the unpaid principal subject to carrying charges.

2015 Virginia Regulatory Asset Proceeding

In 2015, the Virginia SCC initiated a proceeding to address the proper treatment of APCo’s authorized regulatory assets and briefs related to this proceeding were filed by various parties. The Virginia SCC has no statutory deadline to issue its decision in this proceeding. As of December 31, 2015, APCo’s authorized regulatory assets under review in this proceeding were $10 million. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were enacted. Under the amended Virginia law, APCo’s existing generation and distribution base rates are frozen until after the Virginia SCC rules on APCo’s next biennial review, which APCo will file in March 2020 for the 2018 and 2019 test years. These amendments also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. APCo’s financial statements adequately address the impact of these amendments. The new law provides that APCo will absorb its Virginia jurisdictional share of incremental generation and distribution costs incurred during 2014 through 2017 that are associated with severe weather events and/or natural disasters and costs associated with potential asset impairments related to new carbon emission guidelines issued by the Federal EPA.

In February 2016, certain APCo industrial customers filed a petition with the Virginia SCC requesting the issuance of a declaratory order that finds the amendments to Virginia law suspending biennial reviews unconstitutional and, accordingly, directs APCo to make biennial review filings beginning March 2016. In February 2016, APCo filed a motion to stay the Virginia SCC’s consideration of the petition due to a pending appeal at the Supreme Court of Virginia by industrial customers of a non-related utility regarding the constitutionality of the 2015 amendments. Oral arguments at the Virginia SCC are scheduled for March 2016. Management is unable to predict the outcome of these challenges to the Virginia legislation. If the biennial review process is reinstated in advance of March 2020, it could reduce future net income and cash flows and impact financial condition.
ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

Parent has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next filed base rate proceeding. As of December 31, 2015, AEP’s share of ETT’s cumulative revenues, subject to review, is estimated to be $433 million based upon interim rate increases received from 2009 through 2015. In November 2015, the PUCT ordered ETT to file a base rate case by February 2017. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. Management is unable to determine a range of potential losses that are reasonably possible of occurring. A refund of interim transmission rates could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters (Applies to AEP and I&M)

Tanners Creek Plant

In October 2014, I&M filed an application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M’s Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In May 2015, the IURC issued an order approving I&M’s request for revised depreciation rates. Revised depreciation rates were previously approved by the MPSC in 2014, along with a credit rider to reduce customer rates upon retirement of Tanners Creek Plant.

In May 2015, Tanners Creek Plant was retired. Upon retirement, $265 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Tanners Creek Plant and is being amortized over 29 years. An additional $38 million was reclassified as Regulatory Assets on the balance sheet for related asset retirement obligations and materials and supplies, which are currently not being amortized, pending regulatory approval.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $787 million. In 2015, the IURC granted I&M’s motion to withdraw its application for reconsideration and/or rehearing and I&M withdrew its appeal with the Indiana Court of Appeals.

KPCo Rate Matters (Applies to AEP)

Plant Transfer

Consistent with KPCo’s December 2012 plant transfer filing that was approved by the KPSC, Big Sandy Plant, Unit 2 was retired in May 2015. Upon retirement, $194 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Big Sandy Plant, Unit 2 and the related asset retirement obligations, costs of removal and materials and supplies. These regulatory assets will be amortized over 25 years, effective July 2015.

In October 2013, the KPSC issued an order that approved a modified settlement agreement which included the approval to transfer to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed. In April 2015, the Franklin County Circuit Court issued an order that affirmed the KPSC’s October 2013 order. In May 2015, the Attorney General filed an appeal with the Kentucky Court of Appeals of the April 2015 order. In December 2015, KPCo, the Attorney General and the KPSC filed a joint motion to dismiss the appeals filed with the Kentucky Court of Appeals and in February 2016, the joint motion to dismiss was granted.

Kentucky Fuel Adjustment Clause Review

In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owned and operated both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court. In September 2015, the Franklin County Circuit Court issued an order that dismissed all appeals filed related to this FAC review, as agreed to by the parties to the stipulation agreement in the “2014 Kentucky Base Rate Case” discussed below.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for a net increase in rates of $70 million. In April 2015, a stipulation agreement between KPCo and certain intervenors was filed with the KPSC that recommended a net revenue increase of $45 million, which consisted of a $68 million increase in rider rates, offset by a $23 million decrease in annual base rates, to be effective July 2015. The proposed net increase reflected KPCo’s ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan.  The proposed net increase of $45 million also included (a) recovery of $12 million of deferred storm costs, (b) any difference between the actual off-system sales margins and the $15 million included in the proposed annual base rates to be shared with 75% to the customer and 25% to KPCo and (c) dismissal of the KPCo and the Kentucky Industrial Utility Customers appeals of the KPSC order in the KPCo fuel adjustment clause review. See “Kentucky Fuel Adjustment Clause Review” discussed above.

In June 2015, the KPSC issued an order that approved a modified stipulation agreement. The order approved a net revenue increase of $45 million, as proposed in the stipulation agreement, and contained modifications that included (a) approval to recover $2 million of IGCC and certain carbon capture study costs, both over 25 years, (b) no deferral of certain PJM costs and (c) denial of the recovery of certain potential purchased power costs through a rider.

KGPCo Rate Matters (Applies to AEP)

Kingsport Base Rate Case

In September 2015, KGPCo filed a request with the TRA to increase base rates by $12 million annually based upon a proposed return on common equity of 10.66%. In December 2015, KGPCo withdrew its base rate case filing for administrative purposes and refiled its request with the TRA in January 2016. If KGPCo does not recover its costs, it could reduce future net income and cash flows and impact financial condition.

OPCo Rate Matters (Applies to AEP and OPCo)

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a WACC rate. In June 2015, the Supreme Court of Ohio issued a decision that reversed the PUCO order on the carrying cost rate issue and dismissed an appeal filed by the IEU. In September 2015, the Supreme Court of Ohio denied a request for reconsideration filed by the IEU and in October 2015 this matter was remanded back to the PUCO for reinstatement of the WACC rate. A decision from the PUCO is pending.
June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and $150/MW day from June 2014 through May 2015. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio. Oral arguments at the Supreme Court of Ohio were held in December 2015. A decision from the Supreme Court of Ohio is pending.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs. In April 2015, the PUCO issued an order that approved, with modifications, OPCo’s July 2014 application to collect the unrecovered portion of the deferred capacity costs. The order included approval to continue the collection of deferred capacity costs at a rate of $4.00/MWh beginning June 1, 2015 for approximately 32 months, with carrying costs at a long-term cost of debt rate. Additionally, the order stated that an audit will be conducted of the May 31, 2015 capacity deferral balance, which was $444 million. In May 2015, the PUCO granted intervenors requests for rehearing. As of December 31, 2015, OPCo’s net deferred capacity costs balance of $359 million, including debt carrying costs, was recorded in Regulatory Assets on the balance sheet. Through December 31, 2015, OPCo has collected $222 million in deferred capacity costs, and related carrying charges.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order. Oral arguments at the Supreme Court of Ohio were held in May 2015.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo’s $188.88/MW day capacity charge, the independent auditor has recommended a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and disagrees with the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

June 2015 - May 2018 ESP Including PPA Application

In December 2013, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based PPA. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets.

In February 2015, the PUCO issued an order approving OPCo’s ESP application, subject to certain modifications, with a return on common equity of 10.2% on capital costs for certain riders. The order included (a) approval of the DIR, with modified rate caps established by the PUCO, (b) authorization to establish a zero rate rider for OPCo’s proposed PPA, (c) the option for OPCo to reapply in a future proceeding with a more detailed PPA proposal and (d) a directive to continue to pursue the transfer of the OVEC contractual entitlement to AGR or to otherwise divest of its interest in OVEC. In May 2015, the PUCO issued an order on rehearing that increased the DIR rate caps and deferred ruling on all requests for rehearing related to the establishment of the PPA rider. In July 2015, the PUCO granted OPCo’s and various intervenors’ requests for rehearing related to the May 2015 order. In July 2015, intervenors filed appeals with the Supreme Court of Ohio that included opposition to the authorization of a PPA rider and the modifications to a transmission rider. In October 2015, the Supreme Court of Ohio granted the PUCO’s motion to dismiss these intervenor appeals, without prejudice, since rehearing related to the PPA issues was still pending.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA with AGR for 2,671 MW for inclusion in the PPA rider. In May 2015, OPCo filed an amended PPA application between OPCo and AGR that (a) included OPCo’s OVEC contractual entitlement, (b) addressed the PPA requirements set forth in the PUCO’s February 2015 order, (c) updated supporting testimony to reflect a current analysis of the PPA proposal and (d) included the 2,671 MW to be available for capacity, energy and ancillary services, produced by AGR over the lives of the respective generating units. Hearings at the PUCO related to the PPA were concluded in November 2015.

In December 2015, a non-unanimous stipulation agreement related to the PPA application was filed with the PUCO. The stipulation agreement is based upon a 10.38% return on common equity with the PPA Rider term extending through May 2024. The stipulation agreement included (a) a revised affiliate PPA between OPCo and AGR to be included in the PPA Rider, (b) OPCo’s OVEC contractual entitlement, (c) a potential additional customer credit to be included in the PPA Rider, (d) annual compliance reviews before the PUCO and (e) an agreement to retire, refuel or repower, to 100% natural gas, Conesville Plant, Units 5 and 6 and Cardinal Plant, Unit 1 by 2029 and 2030, respectively. Additionally, OPCo agreed to develop and implement, by 2021, a solar energy project(s) of at least 400 MW and a wind energy project(s) of at least 500 MW, with 100% of all output to be received by OPCo. OPCo would own up to 50% of these solar and wind projects and would include cost recovery in the proposed PPA rider, subject to PUCO review and approval. OPCo agreed to file a carbon reduction plan with the PUCO by December 2016 that will focus on fuel diversification and carbon emission reductions. Hearings related to this proposed stipulation agreement were held in January 2016. Management anticipates receiving an order from the PUCO in the first quarter of 2016. In January 2016, intervenors filed a complaint at the FERC related to the affiliate PPA. The complaint asserts that the proposed affiliate PPA between AGR and OPCo is reviewable by the FERC under its standards for affiliate transactions.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.
In June 2015, OPCo submitted its 2014 SEET filing with the PUCO. Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation and transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. In December 2013, corporate separation of OPCo’s generation assets was completed. In December 2015, the IEU withdrew its appeal.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In September 2014, the Supreme Court of Ohio upheld the PUCO order on appeal. A review of the coal reserve valuation by an outside consultant has not been initiated by the PUCO. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the “June 2012 - May 2015 ESP Including Capacity Charge” section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In 2013, Ormet filed for bankruptcy and subsequently shut down operations. In March 2014, the PUCO issued an order in OPCo’s Economic Development Rider (EDR) filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals. In November 2015, the PUCO issued an order approving the stipulation agreement and OPCo’s request to recover its remaining $10 million of Ormet deferrals through the EDR.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
PSO Rate Matters (Applies to AEP and PSO)

2015 Oklahoma Base Rate Case

In July 2015, PSO filed a request with the OCC to increase annual revenues by $137 million to recover costs associated with its environmental compliance plan for the Federal EPA’s Regional Haze Rule and Mercury and Air Toxics Standards, and to recover investments and other costs that have increased since the last base rate case. The annual increase consists of (a) a base rate increase of $89 million, which includes $48 million in increased depreciation expense that reflects, among other things, recovery through June 2026 of Northeastern Plant, Units 3 and 4, (b) a rider or base rate increase of $44 million to recover costs for the environmental controls being installed on Northeastern Plant, Unit 3 and the Comanche Plant and (c) a request to include environmental consumable costs in the FAC, estimated to be $4 million annually. The rate increase includes a proposed return on common equity of 10.5% to be effective in January 2016, except for the $44 million for environmental investments, which is effective in March 2016, after the Northeastern Plant, Unit 3 environmental controls go in service. The total estimated cost of the environmental controls to be installed at Northeastern Plant, Unit 3 and the Comanche Plant is $219 million, excluding AFUDC. As of December 31, 2015, PSO had incurred costs of $190 million related to these projects, including AFUDC.

In addition, the filing also notified the OCC that the incremental replacement capacity and energy costs, including the first year effects of new PPAs, estimated to be $35 million, will be incurred related to the environmental compliance plan due to the closure of Northeastern Plant, Unit 4 in April 2016, which would be recovered through the FAC. As of December 31, 2015, the net book value of Northeastern Plant, Unit 4 was $93 million, before cost of removal, including materials and supplies inventory and CWIP.

In October 2015, testimony was filed by OCC staff and intervenors with recommendations that included increases to base rates and/or the proposed environmental rider ranging from $10 million to $31 million, based upon returns on common equity ranging from 8.75% to 9.3%, and increases to depreciation expense ranging from $23 million to $46 million. Additionally, recommendations by certain intervenors included (a) no recovery of PSO’s investment in Northeastern Plant, Unit 3 environmental controls, (b) no recovery of the plant balances at the time the units are retired in 2016 and 2026, (c) denial of returns on the book values after the retirement dates, or to be set at only the cost of debt, and (d) the disallowance of the capacity costs associated with the PPAs. Additionally, some intervenors did not support an increase in depreciation expense for the Northeastern Plant, Units 3 and 4 to permit cost recovery by Unit 3’s 2026 retirement date as the proposals called for no change in existing cost recovery by 2040. Hearings at the OCC were held in December 2015. In January 2016, PSO implemented an interim annual base rate increase of $75 million. These interim rates are subject to refund pending a final order from the OCC related to the initial $137 million request. An order from the OCC is anticipated in the second quarter of 2016.

If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2014 Oklahoma Base Rate Case

In April 2015, the OCC issued an order that approved a stipulation agreement between PSO, the OCC staff and certain intervenors. The approved stipulation provides for no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs and that the terms of the stipulation be effective November 2014. The advanced metering rider provides $24 million of revenues over 14 months beginning in November 2014 and increases to $27 million in 2016. The stipulation also included (a) new depreciation rates for advanced metering investments and existing meters, also effective November 2014, (b) a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component and (c) recovery of regulatory assets for 2013 storms and regulatory case expenses. The advanced metering cost rider was implemented in November 2014.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase was approximately $52 million. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, it could reduce future net income and cash flows and impact financial condition.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased SWEPCo’s Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchased power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2015 Louisiana Formula Rate Filing

In April 2015, SWEPCo filed its formula rate plan for test year 2014 with the LPSC.  The filing included a $14 million annual increase, which was effective August 2015.  This increase is subject to LPSC staff review and is subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant - Environmental Impact

Management currently estimates that the investment necessary to meet proposed environmental regulations through 2025 for Welsh Plant, Units 1 and 3 could cost approximately $900 million, excluding AFUDC. As part of this investment, SWEPCo is currently constructing environmental control projects to meet Mercury and Air Toxics Standards for Welsh Plant, Units 1 and 3 at a cost of approximately $400 million, excluding AFUDC.  As of December 31, 2015, SWEPCo had incurred costs of $343 million, including AFUDC, and had remaining contractual construction obligations of $40 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. Management continues to evaluate the impact of environmental rules and related project cost estimates. As of December 31, 2015, the net book value of Welsh Plant, Units 1 and 3 was $578 million, before cost of removal, including materials and supplies inventory and CWIP.  Welsh Plant, Unit 2 is scheduled for retirement during 2016 and is probable of abandonment. As of December 31, 2015, the net book value of Welsh Plant, Unit 2 was $82 million, before cost of removal, including materials and supplies inventory and CWIP.

If any of these costs are not recoverable, including retirement-related costs for Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Public Service Co Of Oklahoma [Member]
Rate Matters
RATE MATTERS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2014 West Virginia Base Rate Case

In May 2015, the WVPSC issued an order on APCo and WPCo’s combined base rate case. Upon implementation of the order in May 2015, and consistent with the WVPSC authorized total combined revenue, annual base rates were authorized to be increased by $99 million ($85 million related to APCo) based upon a 9.75% return on common equity. The order included a delayed billing of $25 million ($22 million related to APCo) of the annual base rate increase to residential customers until July 2016. The order provided for carrying charges based upon a weighted average cost of capital (WACC) rate for the $25 million annual delayed billing through June 2016, and stated recovery would be addressed concurrent with the next ENEC change in rates. Additionally, the order included approval of (a) an initial vegetation management rider of $45 million ($38 million related to APCo) annually, (b) revised deprecation rates, including recovery of plants to be retired in the second quarter of 2015 and (c) the recovery of $89 million ($77 million related to APCo) in previously recorded regulatory assets, which will predominantly be recovered over five years. In February 2016, APCo and WPCo filed a petition with the WVPSC to implement recovery of the delayed billing totaling $29 million ($26 million related to APCo), which includes carrying charges through June 2016. Recovery of the $29 million was requested over two years, beginning July 2016, with the unpaid principal subject to carrying charges.

2015 Virginia Regulatory Asset Proceeding

In 2015, the Virginia SCC initiated a proceeding to address the proper treatment of APCo’s authorized regulatory assets and briefs related to this proceeding were filed by various parties. The Virginia SCC has no statutory deadline to issue its decision in this proceeding. As of December 31, 2015, APCo’s authorized regulatory assets under review in this proceeding were $10 million. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were enacted. Under the amended Virginia law, APCo’s existing generation and distribution base rates are frozen until after the Virginia SCC rules on APCo’s next biennial review, which APCo will file in March 2020 for the 2018 and 2019 test years. These amendments also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. APCo’s financial statements adequately address the impact of these amendments. The new law provides that APCo will absorb its Virginia jurisdictional share of incremental generation and distribution costs incurred during 2014 through 2017 that are associated with severe weather events and/or natural disasters and costs associated with potential asset impairments related to new carbon emission guidelines issued by the Federal EPA.

In February 2016, certain APCo industrial customers filed a petition with the Virginia SCC requesting the issuance of a declaratory order that finds the amendments to Virginia law suspending biennial reviews unconstitutional and, accordingly, directs APCo to make biennial review filings beginning March 2016. In February 2016, APCo filed a motion to stay the Virginia SCC’s consideration of the petition due to a pending appeal at the Supreme Court of Virginia by industrial customers of a non-related utility regarding the constitutionality of the 2015 amendments. Oral arguments at the Virginia SCC are scheduled for March 2016. Management is unable to predict the outcome of these challenges to the Virginia legislation. If the biennial review process is reinstated in advance of March 2020, it could reduce future net income and cash flows and impact financial condition.
ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

Parent has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next filed base rate proceeding. As of December 31, 2015, AEP’s share of ETT’s cumulative revenues, subject to review, is estimated to be $433 million based upon interim rate increases received from 2009 through 2015. In November 2015, the PUCT ordered ETT to file a base rate case by February 2017. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. Management is unable to determine a range of potential losses that are reasonably possible of occurring. A refund of interim transmission rates could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters (Applies to AEP and I&M)

Tanners Creek Plant

In October 2014, I&M filed an application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M’s Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In May 2015, the IURC issued an order approving I&M’s request for revised depreciation rates. Revised depreciation rates were previously approved by the MPSC in 2014, along with a credit rider to reduce customer rates upon retirement of Tanners Creek Plant.

In May 2015, Tanners Creek Plant was retired. Upon retirement, $265 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Tanners Creek Plant and is being amortized over 29 years. An additional $38 million was reclassified as Regulatory Assets on the balance sheet for related asset retirement obligations and materials and supplies, which are currently not being amortized, pending regulatory approval.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $787 million. In 2015, the IURC granted I&M’s motion to withdraw its application for reconsideration and/or rehearing and I&M withdrew its appeal with the Indiana Court of Appeals.

KPCo Rate Matters (Applies to AEP)

Plant Transfer

Consistent with KPCo’s December 2012 plant transfer filing that was approved by the KPSC, Big Sandy Plant, Unit 2 was retired in May 2015. Upon retirement, $194 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Big Sandy Plant, Unit 2 and the related asset retirement obligations, costs of removal and materials and supplies. These regulatory assets will be amortized over 25 years, effective July 2015.

In October 2013, the KPSC issued an order that approved a modified settlement agreement which included the approval to transfer to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed. In April 2015, the Franklin County Circuit Court issued an order that affirmed the KPSC’s October 2013 order. In May 2015, the Attorney General filed an appeal with the Kentucky Court of Appeals of the April 2015 order. In December 2015, KPCo, the Attorney General and the KPSC filed a joint motion to dismiss the appeals filed with the Kentucky Court of Appeals and in February 2016, the joint motion to dismiss was granted.

Kentucky Fuel Adjustment Clause Review

In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owned and operated both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court. In September 2015, the Franklin County Circuit Court issued an order that dismissed all appeals filed related to this FAC review, as agreed to by the parties to the stipulation agreement in the “2014 Kentucky Base Rate Case” discussed below.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for a net increase in rates of $70 million. In April 2015, a stipulation agreement between KPCo and certain intervenors was filed with the KPSC that recommended a net revenue increase of $45 million, which consisted of a $68 million increase in rider rates, offset by a $23 million decrease in annual base rates, to be effective July 2015. The proposed net increase reflected KPCo’s ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan.  The proposed net increase of $45 million also included (a) recovery of $12 million of deferred storm costs, (b) any difference between the actual off-system sales margins and the $15 million included in the proposed annual base rates to be shared with 75% to the customer and 25% to KPCo and (c) dismissal of the KPCo and the Kentucky Industrial Utility Customers appeals of the KPSC order in the KPCo fuel adjustment clause review. See “Kentucky Fuel Adjustment Clause Review” discussed above.

In June 2015, the KPSC issued an order that approved a modified stipulation agreement. The order approved a net revenue increase of $45 million, as proposed in the stipulation agreement, and contained modifications that included (a) approval to recover $2 million of IGCC and certain carbon capture study costs, both over 25 years, (b) no deferral of certain PJM costs and (c) denial of the recovery of certain potential purchased power costs through a rider.

KGPCo Rate Matters (Applies to AEP)

Kingsport Base Rate Case

In September 2015, KGPCo filed a request with the TRA to increase base rates by $12 million annually based upon a proposed return on common equity of 10.66%. In December 2015, KGPCo withdrew its base rate case filing for administrative purposes and refiled its request with the TRA in January 2016. If KGPCo does not recover its costs, it could reduce future net income and cash flows and impact financial condition.

OPCo Rate Matters (Applies to AEP and OPCo)

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a WACC rate. In June 2015, the Supreme Court of Ohio issued a decision that reversed the PUCO order on the carrying cost rate issue and dismissed an appeal filed by the IEU. In September 2015, the Supreme Court of Ohio denied a request for reconsideration filed by the IEU and in October 2015 this matter was remanded back to the PUCO for reinstatement of the WACC rate. A decision from the PUCO is pending.
June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and $150/MW day from June 2014 through May 2015. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio. Oral arguments at the Supreme Court of Ohio were held in December 2015. A decision from the Supreme Court of Ohio is pending.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs. In April 2015, the PUCO issued an order that approved, with modifications, OPCo’s July 2014 application to collect the unrecovered portion of the deferred capacity costs. The order included approval to continue the collection of deferred capacity costs at a rate of $4.00/MWh beginning June 1, 2015 for approximately 32 months, with carrying costs at a long-term cost of debt rate. Additionally, the order stated that an audit will be conducted of the May 31, 2015 capacity deferral balance, which was $444 million. In May 2015, the PUCO granted intervenors requests for rehearing. As of December 31, 2015, OPCo’s net deferred capacity costs balance of $359 million, including debt carrying costs, was recorded in Regulatory Assets on the balance sheet. Through December 31, 2015, OPCo has collected $222 million in deferred capacity costs, and related carrying charges.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order. Oral arguments at the Supreme Court of Ohio were held in May 2015.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo’s $188.88/MW day capacity charge, the independent auditor has recommended a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and disagrees with the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

June 2015 - May 2018 ESP Including PPA Application

In December 2013, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based PPA. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets.

In February 2015, the PUCO issued an order approving OPCo’s ESP application, subject to certain modifications, with a return on common equity of 10.2% on capital costs for certain riders. The order included (a) approval of the DIR, with modified rate caps established by the PUCO, (b) authorization to establish a zero rate rider for OPCo’s proposed PPA, (c) the option for OPCo to reapply in a future proceeding with a more detailed PPA proposal and (d) a directive to continue to pursue the transfer of the OVEC contractual entitlement to AGR or to otherwise divest of its interest in OVEC. In May 2015, the PUCO issued an order on rehearing that increased the DIR rate caps and deferred ruling on all requests for rehearing related to the establishment of the PPA rider. In July 2015, the PUCO granted OPCo’s and various intervenors’ requests for rehearing related to the May 2015 order. In July 2015, intervenors filed appeals with the Supreme Court of Ohio that included opposition to the authorization of a PPA rider and the modifications to a transmission rider. In October 2015, the Supreme Court of Ohio granted the PUCO’s motion to dismiss these intervenor appeals, without prejudice, since rehearing related to the PPA issues was still pending.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA with AGR for 2,671 MW for inclusion in the PPA rider. In May 2015, OPCo filed an amended PPA application between OPCo and AGR that (a) included OPCo’s OVEC contractual entitlement, (b) addressed the PPA requirements set forth in the PUCO’s February 2015 order, (c) updated supporting testimony to reflect a current analysis of the PPA proposal and (d) included the 2,671 MW to be available for capacity, energy and ancillary services, produced by AGR over the lives of the respective generating units. Hearings at the PUCO related to the PPA were concluded in November 2015.

In December 2015, a non-unanimous stipulation agreement related to the PPA application was filed with the PUCO. The stipulation agreement is based upon a 10.38% return on common equity with the PPA Rider term extending through May 2024. The stipulation agreement included (a) a revised affiliate PPA between OPCo and AGR to be included in the PPA Rider, (b) OPCo’s OVEC contractual entitlement, (c) a potential additional customer credit to be included in the PPA Rider, (d) annual compliance reviews before the PUCO and (e) an agreement to retire, refuel or repower, to 100% natural gas, Conesville Plant, Units 5 and 6 and Cardinal Plant, Unit 1 by 2029 and 2030, respectively. Additionally, OPCo agreed to develop and implement, by 2021, a solar energy project(s) of at least 400 MW and a wind energy project(s) of at least 500 MW, with 100% of all output to be received by OPCo. OPCo would own up to 50% of these solar and wind projects and would include cost recovery in the proposed PPA rider, subject to PUCO review and approval. OPCo agreed to file a carbon reduction plan with the PUCO by December 2016 that will focus on fuel diversification and carbon emission reductions. Hearings related to this proposed stipulation agreement were held in January 2016. Management anticipates receiving an order from the PUCO in the first quarter of 2016. In January 2016, intervenors filed a complaint at the FERC related to the affiliate PPA. The complaint asserts that the proposed affiliate PPA between AGR and OPCo is reviewable by the FERC under its standards for affiliate transactions.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.
In June 2015, OPCo submitted its 2014 SEET filing with the PUCO. Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation and transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. In December 2013, corporate separation of OPCo’s generation assets was completed. In December 2015, the IEU withdrew its appeal.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In September 2014, the Supreme Court of Ohio upheld the PUCO order on appeal. A review of the coal reserve valuation by an outside consultant has not been initiated by the PUCO. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the “June 2012 - May 2015 ESP Including Capacity Charge” section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In 2013, Ormet filed for bankruptcy and subsequently shut down operations. In March 2014, the PUCO issued an order in OPCo’s Economic Development Rider (EDR) filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals. In November 2015, the PUCO issued an order approving the stipulation agreement and OPCo’s request to recover its remaining $10 million of Ormet deferrals through the EDR.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
PSO Rate Matters (Applies to AEP and PSO)

2015 Oklahoma Base Rate Case

In July 2015, PSO filed a request with the OCC to increase annual revenues by $137 million to recover costs associated with its environmental compliance plan for the Federal EPA’s Regional Haze Rule and Mercury and Air Toxics Standards, and to recover investments and other costs that have increased since the last base rate case. The annual increase consists of (a) a base rate increase of $89 million, which includes $48 million in increased depreciation expense that reflects, among other things, recovery through June 2026 of Northeastern Plant, Units 3 and 4, (b) a rider or base rate increase of $44 million to recover costs for the environmental controls being installed on Northeastern Plant, Unit 3 and the Comanche Plant and (c) a request to include environmental consumable costs in the FAC, estimated to be $4 million annually. The rate increase includes a proposed return on common equity of 10.5% to be effective in January 2016, except for the $44 million for environmental investments, which is effective in March 2016, after the Northeastern Plant, Unit 3 environmental controls go in service. The total estimated cost of the environmental controls to be installed at Northeastern Plant, Unit 3 and the Comanche Plant is $219 million, excluding AFUDC. As of December 31, 2015, PSO had incurred costs of $190 million related to these projects, including AFUDC.

In addition, the filing also notified the OCC that the incremental replacement capacity and energy costs, including the first year effects of new PPAs, estimated to be $35 million, will be incurred related to the environmental compliance plan due to the closure of Northeastern Plant, Unit 4 in April 2016, which would be recovered through the FAC. As of December 31, 2015, the net book value of Northeastern Plant, Unit 4 was $93 million, before cost of removal, including materials and supplies inventory and CWIP.

In October 2015, testimony was filed by OCC staff and intervenors with recommendations that included increases to base rates and/or the proposed environmental rider ranging from $10 million to $31 million, based upon returns on common equity ranging from 8.75% to 9.3%, and increases to depreciation expense ranging from $23 million to $46 million. Additionally, recommendations by certain intervenors included (a) no recovery of PSO’s investment in Northeastern Plant, Unit 3 environmental controls, (b) no recovery of the plant balances at the time the units are retired in 2016 and 2026, (c) denial of returns on the book values after the retirement dates, or to be set at only the cost of debt, and (d) the disallowance of the capacity costs associated with the PPAs. Additionally, some intervenors did not support an increase in depreciation expense for the Northeastern Plant, Units 3 and 4 to permit cost recovery by Unit 3’s 2026 retirement date as the proposals called for no change in existing cost recovery by 2040. Hearings at the OCC were held in December 2015. In January 2016, PSO implemented an interim annual base rate increase of $75 million. These interim rates are subject to refund pending a final order from the OCC related to the initial $137 million request. An order from the OCC is anticipated in the second quarter of 2016.

If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2014 Oklahoma Base Rate Case

In April 2015, the OCC issued an order that approved a stipulation agreement between PSO, the OCC staff and certain intervenors. The approved stipulation provides for no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs and that the terms of the stipulation be effective November 2014. The advanced metering rider provides $24 million of revenues over 14 months beginning in November 2014 and increases to $27 million in 2016. The stipulation also included (a) new depreciation rates for advanced metering investments and existing meters, also effective November 2014, (b) a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component and (c) recovery of regulatory assets for 2013 storms and regulatory case expenses. The advanced metering cost rider was implemented in November 2014.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase was approximately $52 million. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, it could reduce future net income and cash flows and impact financial condition.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased SWEPCo’s Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchased power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2015 Louisiana Formula Rate Filing

In April 2015, SWEPCo filed its formula rate plan for test year 2014 with the LPSC.  The filing included a $14 million annual increase, which was effective August 2015.  This increase is subject to LPSC staff review and is subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant - Environmental Impact

Management currently estimates that the investment necessary to meet proposed environmental regulations through 2025 for Welsh Plant, Units 1 and 3 could cost approximately $900 million, excluding AFUDC. As part of this investment, SWEPCo is currently constructing environmental control projects to meet Mercury and Air Toxics Standards for Welsh Plant, Units 1 and 3 at a cost of approximately $400 million, excluding AFUDC.  As of December 31, 2015, SWEPCo had incurred costs of $343 million, including AFUDC, and had remaining contractual construction obligations of $40 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. Management continues to evaluate the impact of environmental rules and related project cost estimates. As of December 31, 2015, the net book value of Welsh Plant, Units 1 and 3 was $578 million, before cost of removal, including materials and supplies inventory and CWIP.  Welsh Plant, Unit 2 is scheduled for retirement during 2016 and is probable of abandonment. As of December 31, 2015, the net book value of Welsh Plant, Unit 2 was $82 million, before cost of removal, including materials and supplies inventory and CWIP.

If any of these costs are not recoverable, including retirement-related costs for Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Southwestern Electric Power Co [Member]
Rate Matters
RATE MATTERS

The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2014 West Virginia Base Rate Case

In May 2015, the WVPSC issued an order on APCo and WPCo’s combined base rate case. Upon implementation of the order in May 2015, and consistent with the WVPSC authorized total combined revenue, annual base rates were authorized to be increased by $99 million ($85 million related to APCo) based upon a 9.75% return on common equity. The order included a delayed billing of $25 million ($22 million related to APCo) of the annual base rate increase to residential customers until July 2016. The order provided for carrying charges based upon a weighted average cost of capital (WACC) rate for the $25 million annual delayed billing through June 2016, and stated recovery would be addressed concurrent with the next ENEC change in rates. Additionally, the order included approval of (a) an initial vegetation management rider of $45 million ($38 million related to APCo) annually, (b) revised deprecation rates, including recovery of plants to be retired in the second quarter of 2015 and (c) the recovery of $89 million ($77 million related to APCo) in previously recorded regulatory assets, which will predominantly be recovered over five years. In February 2016, APCo and WPCo filed a petition with the WVPSC to implement recovery of the delayed billing totaling $29 million ($26 million related to APCo), which includes carrying charges through June 2016. Recovery of the $29 million was requested over two years, beginning July 2016, with the unpaid principal subject to carrying charges.

2015 Virginia Regulatory Asset Proceeding

In 2015, the Virginia SCC initiated a proceeding to address the proper treatment of APCo’s authorized regulatory assets and briefs related to this proceeding were filed by various parties. The Virginia SCC has no statutory deadline to issue its decision in this proceeding. As of December 31, 2015, APCo’s authorized regulatory assets under review in this proceeding were $10 million. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were enacted. Under the amended Virginia law, APCo’s existing generation and distribution base rates are frozen until after the Virginia SCC rules on APCo’s next biennial review, which APCo will file in March 2020 for the 2018 and 2019 test years. These amendments also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. APCo’s financial statements adequately address the impact of these amendments. The new law provides that APCo will absorb its Virginia jurisdictional share of incremental generation and distribution costs incurred during 2014 through 2017 that are associated with severe weather events and/or natural disasters and costs associated with potential asset impairments related to new carbon emission guidelines issued by the Federal EPA.

In February 2016, certain APCo industrial customers filed a petition with the Virginia SCC requesting the issuance of a declaratory order that finds the amendments to Virginia law suspending biennial reviews unconstitutional and, accordingly, directs APCo to make biennial review filings beginning March 2016. In February 2016, APCo filed a motion to stay the Virginia SCC’s consideration of the petition due to a pending appeal at the Supreme Court of Virginia by industrial customers of a non-related utility regarding the constitutionality of the 2015 amendments. Oral arguments at the Virginia SCC are scheduled for March 2016. Management is unable to predict the outcome of these challenges to the Virginia legislation. If the biennial review process is reinstated in advance of March 2020, it could reduce future net income and cash flows and impact financial condition.
ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

Parent has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next filed base rate proceeding. As of December 31, 2015, AEP’s share of ETT’s cumulative revenues, subject to review, is estimated to be $433 million based upon interim rate increases received from 2009 through 2015. In November 2015, the PUCT ordered ETT to file a base rate case by February 2017. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. Management is unable to determine a range of potential losses that are reasonably possible of occurring. A refund of interim transmission rates could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters (Applies to AEP and I&M)

Tanners Creek Plant

In October 2014, I&M filed an application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M’s Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In May 2015, the IURC issued an order approving I&M’s request for revised depreciation rates. Revised depreciation rates were previously approved by the MPSC in 2014, along with a credit rider to reduce customer rates upon retirement of Tanners Creek Plant.

In May 2015, Tanners Creek Plant was retired. Upon retirement, $265 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Tanners Creek Plant and is being amortized over 29 years. An additional $38 million was reclassified as Regulatory Assets on the balance sheet for related asset retirement obligations and materials and supplies, which are currently not being amortized, pending regulatory approval.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $787 million. In 2015, the IURC granted I&M’s motion to withdraw its application for reconsideration and/or rehearing and I&M withdrew its appeal with the Indiana Court of Appeals.

KPCo Rate Matters (Applies to AEP)

Plant Transfer

Consistent with KPCo’s December 2012 plant transfer filing that was approved by the KPSC, Big Sandy Plant, Unit 2 was retired in May 2015. Upon retirement, $194 million was reclassified as Regulatory Assets on the balance sheet related to the net book value of Big Sandy Plant, Unit 2 and the related asset retirement obligations, costs of removal and materials and supplies. These regulatory assets will be amortized over 25 years, effective July 2015.

In October 2013, the KPSC issued an order that approved a modified settlement agreement which included the approval to transfer to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed. In April 2015, the Franklin County Circuit Court issued an order that affirmed the KPSC’s October 2013 order. In May 2015, the Attorney General filed an appeal with the Kentucky Court of Appeals of the April 2015 order. In December 2015, KPCo, the Attorney General and the KPSC filed a joint motion to dismiss the appeals filed with the Kentucky Court of Appeals and in February 2016, the joint motion to dismiss was granted.

Kentucky Fuel Adjustment Clause Review

In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owned and operated both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court. In September 2015, the Franklin County Circuit Court issued an order that dismissed all appeals filed related to this FAC review, as agreed to by the parties to the stipulation agreement in the “2014 Kentucky Base Rate Case” discussed below.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for a net increase in rates of $70 million. In April 2015, a stipulation agreement between KPCo and certain intervenors was filed with the KPSC that recommended a net revenue increase of $45 million, which consisted of a $68 million increase in rider rates, offset by a $23 million decrease in annual base rates, to be effective July 2015. The proposed net increase reflected KPCo’s ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan.  The proposed net increase of $45 million also included (a) recovery of $12 million of deferred storm costs, (b) any difference between the actual off-system sales margins and the $15 million included in the proposed annual base rates to be shared with 75% to the customer and 25% to KPCo and (c) dismissal of the KPCo and the Kentucky Industrial Utility Customers appeals of the KPSC order in the KPCo fuel adjustment clause review. See “Kentucky Fuel Adjustment Clause Review” discussed above.

In June 2015, the KPSC issued an order that approved a modified stipulation agreement. The order approved a net revenue increase of $45 million, as proposed in the stipulation agreement, and contained modifications that included (a) approval to recover $2 million of IGCC and certain carbon capture study costs, both over 25 years, (b) no deferral of certain PJM costs and (c) denial of the recovery of certain potential purchased power costs through a rider.

KGPCo Rate Matters (Applies to AEP)

Kingsport Base Rate Case

In September 2015, KGPCo filed a request with the TRA to increase base rates by $12 million annually based upon a proposed return on common equity of 10.66%. In December 2015, KGPCo withdrew its base rate case filing for administrative purposes and refiled its request with the TRA in January 2016. If KGPCo does not recover its costs, it could reduce future net income and cash flows and impact financial condition.

OPCo Rate Matters (Applies to AEP and OPCo)

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a WACC rate. In June 2015, the Supreme Court of Ohio issued a decision that reversed the PUCO order on the carrying cost rate issue and dismissed an appeal filed by the IEU. In September 2015, the Supreme Court of Ohio denied a request for reconsideration filed by the IEU and in October 2015 this matter was remanded back to the PUCO for reinstatement of the WACC rate. A decision from the PUCO is pending.
June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and $150/MW day from June 2014 through May 2015. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio. Oral arguments at the Supreme Court of Ohio were held in December 2015. A decision from the Supreme Court of Ohio is pending.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs. In April 2015, the PUCO issued an order that approved, with modifications, OPCo’s July 2014 application to collect the unrecovered portion of the deferred capacity costs. The order included approval to continue the collection of deferred capacity costs at a rate of $4.00/MWh beginning June 1, 2015 for approximately 32 months, with carrying costs at a long-term cost of debt rate. Additionally, the order stated that an audit will be conducted of the May 31, 2015 capacity deferral balance, which was $444 million. In May 2015, the PUCO granted intervenors requests for rehearing. As of December 31, 2015, OPCo’s net deferred capacity costs balance of $359 million, including debt carrying costs, was recorded in Regulatory Assets on the balance sheet. Through December 31, 2015, OPCo has collected $222 million in deferred capacity costs, and related carrying charges.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order. Oral arguments at the Supreme Court of Ohio were held in May 2015.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo’s $188.88/MW day capacity charge, the independent auditor has recommended a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and disagrees with the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

June 2015 - May 2018 ESP Including PPA Application

In December 2013, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based PPA. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets.

In February 2015, the PUCO issued an order approving OPCo’s ESP application, subject to certain modifications, with a return on common equity of 10.2% on capital costs for certain riders. The order included (a) approval of the DIR, with modified rate caps established by the PUCO, (b) authorization to establish a zero rate rider for OPCo’s proposed PPA, (c) the option for OPCo to reapply in a future proceeding with a more detailed PPA proposal and (d) a directive to continue to pursue the transfer of the OVEC contractual entitlement to AGR or to otherwise divest of its interest in OVEC. In May 2015, the PUCO issued an order on rehearing that increased the DIR rate caps and deferred ruling on all requests for rehearing related to the establishment of the PPA rider. In July 2015, the PUCO granted OPCo’s and various intervenors’ requests for rehearing related to the May 2015 order. In July 2015, intervenors filed appeals with the Supreme Court of Ohio that included opposition to the authorization of a PPA rider and the modifications to a transmission rider. In October 2015, the Supreme Court of Ohio granted the PUCO’s motion to dismiss these intervenor appeals, without prejudice, since rehearing related to the PPA issues was still pending.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA with AGR for 2,671 MW for inclusion in the PPA rider. In May 2015, OPCo filed an amended PPA application between OPCo and AGR that (a) included OPCo’s OVEC contractual entitlement, (b) addressed the PPA requirements set forth in the PUCO’s February 2015 order, (c) updated supporting testimony to reflect a current analysis of the PPA proposal and (d) included the 2,671 MW to be available for capacity, energy and ancillary services, produced by AGR over the lives of the respective generating units. Hearings at the PUCO related to the PPA were concluded in November 2015.

In December 2015, a non-unanimous stipulation agreement related to the PPA application was filed with the PUCO. The stipulation agreement is based upon a 10.38% return on common equity with the PPA Rider term extending through May 2024. The stipulation agreement included (a) a revised affiliate PPA between OPCo and AGR to be included in the PPA Rider, (b) OPCo’s OVEC contractual entitlement, (c) a potential additional customer credit to be included in the PPA Rider, (d) annual compliance reviews before the PUCO and (e) an agreement to retire, refuel or repower, to 100% natural gas, Conesville Plant, Units 5 and 6 and Cardinal Plant, Unit 1 by 2029 and 2030, respectively. Additionally, OPCo agreed to develop and implement, by 2021, a solar energy project(s) of at least 400 MW and a wind energy project(s) of at least 500 MW, with 100% of all output to be received by OPCo. OPCo would own up to 50% of these solar and wind projects and would include cost recovery in the proposed PPA rider, subject to PUCO review and approval. OPCo agreed to file a carbon reduction plan with the PUCO by December 2016 that will focus on fuel diversification and carbon emission reductions. Hearings related to this proposed stipulation agreement were held in January 2016. Management anticipates receiving an order from the PUCO in the first quarter of 2016. In January 2016, intervenors filed a complaint at the FERC related to the affiliate PPA. The complaint asserts that the proposed affiliate PPA between AGR and OPCo is reviewable by the FERC under its standards for affiliate transactions.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.
In June 2015, OPCo submitted its 2014 SEET filing with the PUCO. Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation and transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. In December 2013, corporate separation of OPCo’s generation assets was completed. In December 2015, the IEU withdrew its appeal.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In September 2014, the Supreme Court of Ohio upheld the PUCO order on appeal. A review of the coal reserve valuation by an outside consultant has not been initiated by the PUCO. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the “June 2012 - May 2015 ESP Including Capacity Charge” section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In 2013, Ormet filed for bankruptcy and subsequently shut down operations. In March 2014, the PUCO issued an order in OPCo’s Economic Development Rider (EDR) filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals. In November 2015, the PUCO issued an order approving the stipulation agreement and OPCo’s request to recover its remaining $10 million of Ormet deferrals through the EDR.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
PSO Rate Matters (Applies to AEP and PSO)

2015 Oklahoma Base Rate Case

In July 2015, PSO filed a request with the OCC to increase annual revenues by $137 million to recover costs associated with its environmental compliance plan for the Federal EPA’s Regional Haze Rule and Mercury and Air Toxics Standards, and to recover investments and other costs that have increased since the last base rate case. The annual increase consists of (a) a base rate increase of $89 million, which includes $48 million in increased depreciation expense that reflects, among other things, recovery through June 2026 of Northeastern Plant, Units 3 and 4, (b) a rider or base rate increase of $44 million to recover costs for the environmental controls being installed on Northeastern Plant, Unit 3 and the Comanche Plant and (c) a request to include environmental consumable costs in the FAC, estimated to be $4 million annually. The rate increase includes a proposed return on common equity of 10.5% to be effective in January 2016, except for the $44 million for environmental investments, which is effective in March 2016, after the Northeastern Plant, Unit 3 environmental controls go in service. The total estimated cost of the environmental controls to be installed at Northeastern Plant, Unit 3 and the Comanche Plant is $219 million, excluding AFUDC. As of December 31, 2015, PSO had incurred costs of $190 million related to these projects, including AFUDC.

In addition, the filing also notified the OCC that the incremental replacement capacity and energy costs, including the first year effects of new PPAs, estimated to be $35 million, will be incurred related to the environmental compliance plan due to the closure of Northeastern Plant, Unit 4 in April 2016, which would be recovered through the FAC. As of December 31, 2015, the net book value of Northeastern Plant, Unit 4 was $93 million, before cost of removal, including materials and supplies inventory and CWIP.

In October 2015, testimony was filed by OCC staff and intervenors with recommendations that included increases to base rates and/or the proposed environmental rider ranging from $10 million to $31 million, based upon returns on common equity ranging from 8.75% to 9.3%, and increases to depreciation expense ranging from $23 million to $46 million. Additionally, recommendations by certain intervenors included (a) no recovery of PSO’s investment in Northeastern Plant, Unit 3 environmental controls, (b) no recovery of the plant balances at the time the units are retired in 2016 and 2026, (c) denial of returns on the book values after the retirement dates, or to be set at only the cost of debt, and (d) the disallowance of the capacity costs associated with the PPAs. Additionally, some intervenors did not support an increase in depreciation expense for the Northeastern Plant, Units 3 and 4 to permit cost recovery by Unit 3’s 2026 retirement date as the proposals called for no change in existing cost recovery by 2040. Hearings at the OCC were held in December 2015. In January 2016, PSO implemented an interim annual base rate increase of $75 million. These interim rates are subject to refund pending a final order from the OCC related to the initial $137 million request. An order from the OCC is anticipated in the second quarter of 2016.

If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2014 Oklahoma Base Rate Case

In April 2015, the OCC issued an order that approved a stipulation agreement between PSO, the OCC staff and certain intervenors. The approved stipulation provides for no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs and that the terms of the stipulation be effective November 2014. The advanced metering rider provides $24 million of revenues over 14 months beginning in November 2014 and increases to $27 million in 2016. The stipulation also included (a) new depreciation rates for advanced metering investments and existing meters, also effective November 2014, (b) a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component and (c) recovery of regulatory assets for 2013 storms and regulatory case expenses. The advanced metering cost rider was implemented in November 2014.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase was approximately $52 million. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, it could reduce future net income and cash flows and impact financial condition.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased SWEPCo’s Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchased power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2015 Louisiana Formula Rate Filing

In April 2015, SWEPCo filed its formula rate plan for test year 2014 with the LPSC.  The filing included a $14 million annual increase, which was effective August 2015.  This increase is subject to LPSC staff review and is subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant - Environmental Impact

Management currently estimates that the investment necessary to meet proposed environmental regulations through 2025 for Welsh Plant, Units 1 and 3 could cost approximately $900 million, excluding AFUDC. As part of this investment, SWEPCo is currently constructing environmental control projects to meet Mercury and Air Toxics Standards for Welsh Plant, Units 1 and 3 at a cost of approximately $400 million, excluding AFUDC.  As of December 31, 2015, SWEPCo had incurred costs of $343 million, including AFUDC, and had remaining contractual construction obligations of $40 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. Management continues to evaluate the impact of environmental rules and related project cost estimates. As of December 31, 2015, the net book value of Welsh Plant, Units 1 and 3 was $578 million, before cost of removal, including materials and supplies inventory and CWIP.  Welsh Plant, Unit 2 is scheduled for retirement during 2016 and is probable of abandonment. As of December 31, 2015, the net book value of Welsh Plant, Unit 2 was $82 million, before cost of removal, including materials and supplies inventory and CWIP.

If any of these costs are not recoverable, including retirement-related costs for Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.